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                              Janus Adviser Series
                        Janus Adviser Money Market Fund

                        Supplement dated April 16, 2007
                      to Currently Effective Prospectuses

Effective April 16, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

    Craig Jacobson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Adviser Money Market Fund, which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Adviser Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.

    J. Eric Thorderson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Adviser Money Market Fund, which he has managed or co-managed since January 2001. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Janus Adviser Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.
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                              Janus Adviser Series
                     Janus Institutional Money Market Fund
                Janus Institutional Government Money Market Fund

                        Supplement dated April 16, 2007
                      to Currently Effective Prospectuses

Effective April 16, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

    Craig Jacobson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, both of which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.

    J. Eric Thorderson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, which he has co-managed since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund and Janus Money Market Fund, which he has managed or co-managed since February 1999 and February 2004, respectively. In addition, he is Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.

Effective April 16, 2007, references to Jeanine Morroni and Sharon Pichler are deleted. Ms. Pichler will remain with Janus Capital until May 31, 2007 to ensure a smooth transition of the Funds.

                              Janus Adviser Series
                    Janus Institutional Cash Management Fund

                        Supplement dated April 16, 2007
                      to Currently Effective Prospectuses

Effective April 16, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

    Craig Jacobson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Institutional Cash Management Fund, which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.

    J. Eric Thorderson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Institutional Cash Management Fund, which he has co-managed since its inception. Mr. Thorderson co-managed Janus Institutional Cash Reserves Fund from February 2004 to February 2007. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Janus Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.

Effective April 16, 2007, references to Sharon Pichler are deleted. Ms. Pichler will remain with Janus Capital until May 31, 2007 to ensure a smooth transition of the Fund.